Note 2 - Liquidity and Going Concern (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) Attributable to Parent, Total			$ (9,813)	$ (12,330)
Net Cash Provided by (Used in) Operating Activities, Total			(2,959)	(7,702)
Retained Earnings (Accumulated Deficit), Total			(443,225)	(433,412)
Cash and Cash Equivalents, at Carrying Value, Total			$ 109	$ 1,030
Subsequent Event [Member]
Proceeds from Issuance of Debt and Equity		$ 800
Proceeds from Patent License and Settlement Agreement	$ 25,000